Minimum Amounts And Ratios To Be Categorized As Well-Capitalized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	$ 1,814,801	$ 1,866,629
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	1,088,881	1,119,978
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	1,342,105	1,439,570
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized	577,715	659,718
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized	346,629	395,831
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 410,426	$ 450,799
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%